COMMITMENTS AND CONTINGENT LIABILITIES (Legal proceedings and contingencies) (Details) € in Thousands, ₪ in Thousands, R in Thousands, $ in Thousands				1 Months Ended		12 Months Ended							120 Months Ended
		Jan. 04, 2018 USD ($)	Jan. 04, 2018 ILS (₪)	Jan. 17, 2018 USD ($)	Jan. 17, 2018 ILS (₪)	Dec. 31, 2017 USD ($) claims		Dec. 31, 2017 ILS (₪) claims	Dec. 31, 2016 USD ($) claims		Dec. 31, 2015 USD ($) claims		Dec. 31, 2017 USD ($) claims	Oct. 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Jun. 30, 2016 ZAR (R)	Oct. 31, 2015 USD ($)	Oct. 31, 2015 EUR (€)	Oct. 31, 2015 ZAR (R)	Dec. 31, 2014 claims	Apr. 27, 2014 USD ($)	Apr. 27, 2014 ILS (₪)	Aug. 31, 2012 USD ($)	Aug. 31, 2012 ILS (₪)	Apr. 30, 2012 USD ($)	Apr. 30, 2012 ILS (₪)	Jan. 31, 2008 USD ($)	Jan. 31, 2008 EUR (€)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 ILS (₪)
Loss Contingencies [Line Items]
Estimate of possible loss																												$ 17,060		$ 257
Total liability imposed						$ 24,797			$ 5,868		$ 4,654
Loss contingency liability, current						25,782			7,355				$ 25,782
Loss contingency liability, non-current						23,454			12,527				23,454
Non-current insurance receivable						$ 8,502			$ 5,068				$ 8,502
Breach of Contract with Agent [Member] | Europe [Member]
Loss Contingencies [Line Items]
Estimate of possible loss															$ 6,520			$ 7,727
Breach of Contract with Agent [Member] | South Africa [Member]
Loss Contingencies [Line Items]
Estimate of possible loss															$ 3,700			$ 2,808
Health Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims													105
Indivifual Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims													104
Motion to be recognized as a class action Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims													1
Health Claims Filed in Magistrate Court [Member]
Loss Contingencies [Line Items]
Number of claims pending | claims						67							67
Maximum amount per claim						$ 721
New Silicosis Claim [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims	[1]					34		34	31		16
Number of claims pending | claims						105	[2]		87	[2]	70	[2]	105 [2]								56
Estimate of possible loss																						$ 56,180
Legal settelments and loss contingencies						$ 9,552			$ 5,868
Loss contingency liability						32,958			17,682				$ 32,958
Loss contingency liability, current						9,504			5,155				9,504
Loss contingency liability, non-current						23,454			12,527				23,454
Insurance receivable						12,380			7,509				12,380
Current insurance receivable						3,878			2,441				3,878
Non-current insurance receivable						8,502			$ 5,068				8,502
Amount of unrenewed insurance						5							5	$ 6
Amount Israel insurance policy covers, minimum						5							5
Amount Israel insurance policy covers, maximum						$ 35							$ 35
Breach of Contract Lawsuit Filed by Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Estimate of possible loss																										$ 60,500
Breach of Contract Lawsuit Filed Against Microgil and Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Estimate of possible loss																								$ 19,900
ILS [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | ₪																															₪ 1,000
ILS [Member] | Health Claims Filed in Magistrate Court [Member]
Loss Contingencies [Line Items]
Maximum amount per claim | ₪								₪ 2,500
ILS [Member] | New Silicosis Claim [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | ₪																							₪ 216,000
ILS [Member] | Breach of Contract Lawsuit Filed by Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | ₪																											₪ 232,800
ILS [Member] | Breach of Contract Lawsuit Filed Against Microgil and Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | ₪																									₪ 76,600
Euro [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | €																													€ 15,700
Euro [Member] | Breach of Contract with Agent [Member] | Europe [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | €																€ 6,200			€ 7,100
South African Rand [Member] | Breach of Contract with Agent [Member] | South Africa [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | R																	R 51,200			R 43,700
Subsequent Event [Member]
Loss Contingencies [Line Items]
Settlement amount for claims		$ 2,600		$ 13,900
Subsequent Event [Member] | ILS [Member]
Loss Contingencies [Line Items]
Settlement amount for claims | ₪			₪ 9,000		₪ 48,000

[1]	Representing 19, 30 and 16 injured persons in 2017, 2016 and 2015, respectively.
[2]	Not including the pre-litigation notice received by Company's subsidiary in Australia and a legal proceedings in Spain which are in preliminary stages and as of December 31, 2017, the Company cannot estimate loss probability associated with such proceedings.